LONG-TERM INVESTMENTS (Details) - Talisker Resources Ltd [Member] $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Statement Line Items [Line Items]
Fair Value of long term investments, Beginning Balance	$ 10
Net Additions (Disposals)	2,935
Movements in foreign exchange	84
Fair value adjustments for the year	1,282
Fair Value of long term investments, Ending Balance	4,311
Common Shares [Member]
Statement Line Items [Line Items]
Fair Value of long term investments, Beginning Balance
Net Additions (Disposals)	2,243
Movements in foreign exchange	63
Fair value adjustments for the year	891
Fair Value of long term investments, Ending Balance	3,197
Warrants [Member]
Statement Line Items [Line Items]
Fair Value of long term investments, Beginning Balance
Net Additions (Disposals)	716
Movements in foreign exchange	21
Fair value adjustments for the year	377
Fair Value of long term investments, Ending Balance	1,114
Other long-term investments [Member]
Statement Line Items [Line Items]
Fair Value of long term investments, Beginning Balance	10
Net Additions (Disposals)	(24)
Movements in foreign exchange
Fair value adjustments for the year	14
Fair Value of long term investments, Ending Balance